Investments - Summary of Loan-To-Value and Average Debt-Service Coverage Ratios (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commercial mortgage loans
Net commercial mortgage loans on real estate	$ 78.7	$ 98.4
70% and less | Maximum
Commercial mortgage loans
Loan-to-value percentage	70.00%	70.00%
81 - 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	81.00%	81.00%
81 - 95% | Maximum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Greater than 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Commercial mortgage loans
Commercial mortgage loans
Gross commercial mortgage loans on real estate		$ 100.1
Less valuation allowance	$ (0.4)	(1.7)
Net commercial mortgage loans on real estate	78.7	$ 98.4
% of Gross Mortgage Loans		100.00%
Debt- Service Coverage Ratio		1.88
Decrease in loan valuation allowance	1.3
Commercial mortgage loans | Minimum
Commercial mortgage loans
Gross commercial mortgage loans on real estate	0.1	$ 0.1
Commercial mortgage loans | Maximum
Commercial mortgage loans
Gross commercial mortgage loans on real estate	8.4	6.6
Commercial mortgage loans | 70% and less
Commercial mortgage loans
Gross commercial mortgage loans on real estate	$ 79.1	$ 92.3
% of Gross Mortgage Loans	100.00%	92.20%
Debt- Service Coverage Ratio	2.11	1.80
Commercial mortgage loans | 81 - 95%
Commercial mortgage loans
Gross commercial mortgage loans on real estate		$ 3.0
% of Gross Mortgage Loans		3.00%
Debt- Service Coverage Ratio		1.11
Commercial mortgage loans | Greater than 95%
Commercial mortgage loans
Gross commercial mortgage loans on real estate		$ 4.8
% of Gross Mortgage Loans		4.80%
Debt- Service Coverage Ratio		3.86
Commercial mortgage loans | Investment portfolio | Geographic concentration risk | California, Alabama and Utah
Commercial mortgage loans
Concentration percentage	41.00%
Fixed maturity securities
Commercial mortgage loans
Fixed maturity securities on deposit with various governmental authorities	$ 6.2	$ 6.1